Safeco Mutual Funds

4854 154th Pl NE                                         Phone:   (425) 376-5328
Redmond, WA 98052                                        Fax:     (425) 376-6080
                                                      Email:   bilcra@safeco.com


June 16, 2003

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      Safeco Common Stock Trust                                        Safeco Tax-Exempt Bond Trust
                  1933 Act File Number  33-36700                                   1933 Act File Number  33-53532
                  1940 Act File Number  811-06167                                  1940 Act File Number  811-07300
         Safeco Managed Bond Trust                                        Safeco Money Market Trust
                  1933 Act File Number  33-47859                                   1933 Act File Number  2-25272
                  1940 Act File Number  811-06667                                  1940 Act File Number  811-03347
         Safeco Taxable Bond Trust
                  1933 Act File Number  33-22132
                  1940 Act File Number  811-05574

Commissioners:

The enclosed supplements dated June 16, 2003 to the above-referenced Registrants' Investor Class and Advisor Classes prospectuses, each dated May 1, 2003, and to Safeco Common Stock Trust's Institutional Class prospectus dated March 7, 2003, are filed pursuant to Rule 497(e) of the Securities Act of 1933, as amended.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel

                                                                         527274


                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST



          SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS DATED MAY 1, 2003
                       SUPPLEMENT DATED JUNE 16, 2003 AND
                             EFFECTIVE JULY 15, 2003




The mailing address shown for Safeco Mutual Funds on pages 88, 91, and 93 is replaced by the following:

                  Safeco Mutual Funds
                  c/o NFDS
                  P.O. Box 219241
                  Kansas City, MO 64121-9241

                  For overnight/express delivery:
                  Safeco Mutual Funds
                  c/o NFDS
                  330 W. 9th Street
                  Kansas City, MO 64105-1514

The Funds' bank information shown on page 88 under the heading "BY WIRE" for where your bank should send wires is replaced by the following:

                  State Street Bank, Boston, MA
                  ABA # 011000028
                  Account # 99061905

The information shown on page 93 about how to contact us to obtain copies of documents or other information about the Funds is replaced by the following:

                  For copies of these documents or for other information about the Funds:



                  Write to:                 Safeco Mutual Funds
                                            c/o NFDS
                                            P.O. Box 219241
                                            Kansas City, MO 64121-9241

                  Call:                     1-800-624-5711

                  Visit our Web site:       www.safecoinvestorclass.com

                                     [Safeco LOGO]

GMF-1189                                                                   06/03

                                                                          527273


                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST


         SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS DATED MAY 1, 2003
                       SUPPLEMENT DATED JUNE 16, 2003 AND
                             EFFECTIVE JULY 15, 2003




The Funds' bank information shown on page 136 under the heading "BY WIRE" for where your bank should send wires is replaced by the following:

                  State Street Bank, Boston, MA
                  ABA # 011000028
                  Account # 99061905

The information shown on page 142 about how to contact us to obtain copies of documents or other information about the Funds is replaced by the following:

                  For copies of these documents or for other information about the Funds:



                  Write to:                 Safeco Mutual Funds
                                            c/o NFDS
                                            P.O. Box 219241
                                            Kansas City, MO 64121-9241

                  Call:                     1-800-528-6501

                  Visit our Web site:       www.safecofunds.com











                                  [Safeco LOGO]


GMF-4449                                                                    6/03

                            SAFECO COMMON STOCK TRUST


      SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 7, 2003
                       SUPPLEMENT DATED JUNE 16, 2003 AND
                             EFFECTIVE JULY 15, 2003

The mailing address shown for Safeco Mutual Funds on pages 9 and 12 is replaced by the following:

                  Safeco Mutual Funds
                  c/o NFDS
                  P.O. Box 219241
                  Kansas City, MO 64121-9241

                  For overnight/express delivery:
                  Safeco Mutual Funds
                  c/o NFDS
                  330 W. 9th Street
                  Kansas City, MO 64105-1514

The Fund's bank information shown on page 9 under the heading "BY WIRE" for where your bank should send wires is replaced by the following:

                  State Street Bank, Boston, MA
                  ABA # 011000028
                  Account # 99061905

The information shown on page 12 about how to contact us to obtain copies of documents or other information about the Funds is replaced by the following:

                  For copies of these documents or for other information about the Funds:



                  Write to:                 Safeco Mutual Funds
                                            c/o NFDS
                                            P.O. Box 219241
                                            Kansas City, MO 64121-9241

                  Call:                     1-800-624-5711

                  Visit our Web site:       www.safecofunds.com

                  E-mail:                   samiis@safeco.com



                                  [Safeco LOGO]


GMF-4450                                                                   06/03